INCOME TAXES - Unrecognized Tax Benefits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
A progression of gross unrecognized tax benefits as of December 31, 2025, 2024 and 2023 is as follows:

(Dollars in thousands)	2025	2024	2023
Balance at beginning of year	$0	$0	$2,386
Reductions for tax positions of prior years	0	0	(1,909)
Settlements	0	0	(477)
Balance at end of year	$0	$0	$0

Balance at beginning of year	$ 0	$ 0	$ 2,386
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	0	1,909
Decrease resulting from settlements	0	0	(477)
Balance at end of year	$ 0	$ 0	$ 0